Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,432,751
Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(5,469)
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	938,535	923,561
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	112,902	104,475
Other | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(1,471)
Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(95)
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 148,326	$ 109,066
ECL coverage %	0.40%	0.50%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,700,821	$ 2,632,057
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,917)	$ (12,447)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,513,431	$ 2,417,274
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,409)	$ (1,352)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.00%	2.00%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 165,842	$ 192,650
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,234)	$ (3,875)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	33.80%	32.60%
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 21,463	$ 22,004
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,244)	$ (7,182)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	35.30%	29.50%
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 85	$ 129
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (38)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	1.20%	1.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 949,609	$ 935,008
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,074)	$ (11,447)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 809,384	$ 776,299
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,130)	$ (1,092)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.50%	2.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 120,871	$ 139,076
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,964)	$ (3,488)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	36.10%	35.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,273	$ 19,504
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,950)	$ (6,829)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	37.00%	29.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 81	$ 129
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (38)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.70%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 447,522	$ 414,882
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,867)	$ (2,870)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 396,534	$ 362,677
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (579)	$ (561)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	3.00%	3.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 47,483	$ 48,866
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,434)	$ (1,504)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	24.40%	24.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,505	$ 3,339
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (854)	$ (805)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
ECL coverage %	1.80%	1.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 427,655	$ 453,202
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,803)	$ (8,320)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 342,878	$ 351,885
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (499)	$ (488)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.20%	2.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 69,738	$ 85,492
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,500)	$ (1,907)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	38.60%	37.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,958	$ 15,696
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,774)	$ (5,887)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	37.00%	29.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 81	$ 129
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (38)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden]
Disclosure of credit risk exposure [line items]
ECL coverage %	0.50%	0.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 74,432	$ 66,924
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (404)	$ (257)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 69,972	$ 61,737
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (52)	$ (43)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.80%	1.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,650	$ 4,718
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (30)	$ (77)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	39.80%	29.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 810	$ 469
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (322)	$ (137)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions [keep hidden] | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 112,917	$ 104,544
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (15)	$ (69)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 111,479	$ 102,723
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (18)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	1.70%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,436	$ 1,739
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (29)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	100.00%	26.80%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2	$ 82
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (22)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 960,271	$ 954,934
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (422)	$ (493)
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 946,873	$ 938,798
Financial assets at amortised cost, category | Other | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (109)	$ (95)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.00%	1.10%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 12,734	$ 15,339
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (132)	$ (165)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	27.30%	29.20%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 664	$ 797
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (181)	$ (233)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 661,015	$ 618,788
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (367)	$ (386)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 630,949	$ 583,383
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (153)	$ (141)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.50%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 28,922	$ 34,033
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (128)	$ (180)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	7.50%	4.70%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,140	$ 1,372
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (86)	$ (65)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 256,997	$ 244,006
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (25)	$ (27)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 253,183	$ 239,521
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (23)	$ (26)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,459	$ 3,686
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 355	$ 799
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 267,878	$ 269,187
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (322)	$ (340)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 246,210	$ 241,313
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (120)	$ (111)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 20,928	$ 27,323
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (119)	$ (166)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	11.30%	11.40%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 736	$ 551
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (83)	$ (63)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 136,140	$ 105,595
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (20)	$ (19)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 131,556	$ 102,549
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (10)	$ (4)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.40%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,535	$ 3,024
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (9)	$ (13)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.00%	9.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 49	$ 22
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.30%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,009	$ 18,783
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (39)	$ (52)
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 14,746	$ 16,071
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (6)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	0.50%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,879	$ 2,463
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (13)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	6.50%	13.30%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 384	$ 249
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (25)	$ (33)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,119	$ 1,135
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,106	$ 1,123
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13	$ 11
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 1
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden]
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.40%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11,777	$ 13,587
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (36)	$ (50)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 10,157	$ 11,547
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (5)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.50%	0.70%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,290	$ 1,793
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (12)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	7.30%	13.40%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 330	$ 247
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (24)	$ (33)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial [keep hidden] | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,113	$ 4,061
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3)	$ (2)
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,483	$ 3,401
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	0.20%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 576	$ 659
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 54	$ 1
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0